Annual Total Returns - Fidelity Pennsylvania Municipal Income Fund [BarChart] - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-11 - Fidelity Pennsylvania Municipal Income Fund - Fidelity Pennsylvania Municipal Income Fund
Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	7.13%
Annual Return 2013	(2.50%)
Annual Return 2014	9.30%
Annual Return 2015	3.33%
Annual Return 2016	0.34%
Annual Return 2017	5.41%
Annual Return 2018	0.84%
Annual Return 2019	7.71%
Annual Return 2020	4.32%
Annual Return 2021	2.30%